S000072812 [Member] Expense Example - iMGP Dolan McEniry Core Plus Fund - Institutional Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	372
Expense Example, with Redemption, 10 Years	$ 875